Financial Instruments (Details) - Schedule of financial instruments measured at fair value for disclosure - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Secured loans from banks and others
Carrying amount	₪ 11,349	₪ 12,590
Fair value	11,869	12,550
Unlinked [Member]
Secured loans from banks and others
Carrying amount	3,401	4,235
Fair value	₪ 3,561	4,324
Fair value weighted average discount rate	2.39%
Issued To Public [Member]
Secured loans from banks and others
Carrying amount	₪ 2,508	3,464
Fair value	₪ 2,647	3,602
Fair value weighted average discount rate	0.05%
Issued To Public One [Member]
Secured loans from banks and others
Carrying amount	₪ 4,071	4,681
Fair value	₪ 4,160	4,405
Fair value weighted average discount rate	1.00%
Issued To Institutional Investors (CPI linked) [Member]
Secured loans from banks and others
Carrying amount	₪ 762	8
Fair value	₪ 855	8
Fair value weighted average discount rate	1.24%
Issued To Institutional Investors (unlinked) [Member]
Secured loans from banks and others
Carrying amount	₪ 607	202
Fair value	₪ 646	₪ 211
Fair value weighted average discount rate	2.69%